OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

February 27, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Global Multi-Alternatives Fund
Post-Effective Amendment No. 5 under the Securities Act
and Amendment No. 7 under the Investment Company Act
File Nos. 333-184384; 811-22760

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Global Multi-Alternatives Fund (the “Fund”). This filing constitutes Post-Effective Amendment No. 5 under the Securities Act and Amendment No. 7 under the Investment Company Act (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act. Pursuant to SEC Release No. IC-13768 (February 14, 1984) under the Investment Company Act, the Registrant requests selective review of the Amendment. The Registrant believes that selective review is appropriate because the Amendment contains disclosure that, except as noted below, is not materially different from the disclosure contained in the Registrant’s Registration Statement filed on January 27, 2015. The Amendment has been tagged to indicate changes since the January 27, 2015 filing.

The material differences between the disclosure in the January 27, 2015 filing and the Amendment reflect changes relating to the proposals described in the Fund’s proxy statement filed pursuant to Section 14(a) of the Securities Exchange Act of 1934 on January 9, 2015 (the “Proxy Statement”). The Proxy Statement includes the following proposals:

1.	To approve an amended investment advisory agreement for the Fund.
2.	To approve a new investment sub-sub-advisory agreement between OppenheimerFunds, Inc. and OFI SteelPath, Inc.
3.	To approve a new investment sub-sub-advisory agreement between OppenheimerFunds, Inc. and Cornerstone Real Estate Advisers LLC.
4.	To approve the implementation of a manager of managers arrangement with respect to the Fund.
5.	To approve the election of each of Elizabeth Krentzman, Arthur P. Steinmetz, and Daniel Vandivort as Trustee for the Fund.

We anticipate that an amendment to the Registration Statement will be filed on or about April 28, 2015, including (i) incorporating by reference the audited financial statements of the Fund for the fiscal year ended September 30, 2014; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; and (iii) other, non-material changes.  The Amendment and the subsequent filing should become effective 60 days after filing, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Edward Gizzi, Esq.
Vice President & Associate Counsel
OFI Global Asset Management, Inc.
225 Liberty Street, 11th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Carolyn Liu-Hartman
Carolyn Liu-Hartman
Vice President & Assistant Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP
Edward Gizzi, Esq.
Gloria LaFond